ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2020
Accrued Liabilities, Current [Abstract]
ACCRUED EXPENSES

NOTE 6 – ACCRUED EXPENSES

Accrued expenses consist of the following (in thousands):

	December 31,
	2020	2019

Accrued compensation and benefits	$1,326	$1,326
Accrued research and development	233	233
Accrued other	381	307
Total accrued expenses	$1,940	$1,866